Adoption of new accounting standards and future accounting changes	12 Months Ended
Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Adoption of new accounting standards and future accounting changes
4	Adoption of new accounting standards and future accounting changes

Future accounting changes

The following standards and amendments to existing standards have been published and are mandatory for annual periods beginning January 1, 2018, or later periods:

IFRS 9, Financial Instruments: Recognition and measurement (“IFRS 9”)

The IASB issued its completed version of IFRS 9, Financial Instruments (“IFRS 9”) in July 2014. The completed standard provides revised guidance on the recognition and measurement of financial assets and liabilities. It also introduces a new expected credit loss model for calculating impairment for financial assets and liabilities. The new hedging guidance that was issued in November 2013 is incorporated into this new final standard.

This final version of IFRS 9 will be effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Company is currently evaluating the extent of the impact of the adoption of this standard and does not foresee a material impact upon adopting this standard.

IFRS 15, Revenue from Contracts with Customers (“IFRS 15”)

IFRS 15, was issued in May 2014, which covers principles for reporting the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. IFRS 15 is effective for annual periods beginning on or after January 1, 2018. The Company is currently evaluating the extent of the impact of the adoption of this standard and does not foresee a material impact upon adopting this standard.

IFRS 16, Leases (“IFRS 16”)

In January 2016, the IASB issued this standard which is effective for periods beginning on or after January 1, 2019, which replaces the current guidance in IAS 17, Leases, and is to be applied either retrospectively or a modified retrospective approach. Early adoption is permitted, but only in conjunction with IFRS 15, Revenue from Contracts with Customers. Under IAS 17, lessees were required to make a distinction between a finance lease (on balance sheet) and an operating lease (off balance sheet). IFRS 16 now requires lessees to recognize a lease liability reflective of future lease payments and a “right-of-use asset” for virtually all lease contracts. The Company has not yet determined the effect of adoption of IFRS 16 on its consolidated financial statements.

Adoption of new accounting standards

Amendments to IAS 7, Statements of Cash Flows (“IAS 7”)

The amendments require disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flow and non-cash changes. The amendments apply prospectively for annual periods beginning on or after January 1, 2017, with earlier application permitted. The Company has determined that there is no impact from adopting the amendments to IAS 7 on its consolidated financial statements.